UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:

/s/ Manish Chopra                New York, New York           August 11, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            19

Form 13F Information Table Value Total:            $124,764
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1) 028-12144                              Tiger Veda Global L.P.
(2) 028-12700                              Tiger Veda L.P.


                                           FORM 13F INFORMATION TABLE
                                           Tiger Veda Management, LLC
                                                  June 30, 2010



COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7     COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION     MANAGERS    SOLE   SHARED NONE
--------------               ---------       ------     --------- --------  ---- ---- -----------    ---------   -----   ------- ---
AMERICAN TOWER CORP           CL A            029912201   4,984      112,000 SH        SHARED-DEFINED  (1), (2)   112,000
CIT GROUP INC                 COM NEW         125581801   4,677      138,119 SH        SHARED-DEFINED  (1), (2)   138,119
COCA COLA ENTERPRISES INC     COM             191219104  12,736      492,500 SH        SHARED-DEFINED  (1), (2)   492,500
DIRECTV                       COM CL A        25490A101   5,749      169,500 SH        SHARED-DEFINED  (1), (2)   169,500
ELECTRONIC ARTS INC           COM             285512109   7,920      550,000 SH        SHARED-DEFINED  (1), (2)   550,000
FUEL SYS SOLUTIONS INC        COM             35952W103   2,271       87,521 SH        SHARED-DEFINED  (1), (2)    87,521
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B      400506101   5,610      193,101 SH        SHARED-DEFINED  (1), (2)   193,101
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104     525       50,000 SH        SHARED-DEFINED  (1), (2)    50,000
LORAL SPACE & COMMUNICATNS I  COM             543881106   7,108      166,376 SH        SHARED-DEFINED  (1), (2)   166,376
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105  12,486      976,263 SH        SHARED-DEFINED  (1), (2)   976,263
MASTERCARD INC                CL A            57636Q104   5,188       26,000 SH        SHARED-DEFINED  (1), (2)    26,000
NATIONAL FUEL GAS CO N J      COM             636180101   8,304      181,000 SH        SHARED-DEFINED  (1), (2)   181,000
ORIENTAL FINL GROUP INC       COM             68618W100   4,252      335,822 SH        SHARED-DEFINED  (1), (2)   335,822
POPULAR INC                   COM             733174106   6,745    2,516,620 SH        SHARED-DEFINED  (1), (2) 2,516,620
RENAISSANCERE HOLDINGS LTD    COM             G7496G103  12,042      214,000 SH        SHARED-DEFINED  (1), (2)   214,000
SBA COMMUNICATIONS CORP       COM             78388J106   4,891      143,800 SH        SHARED-DEFINED  (1), (2)   143,800
SCORPIO TANKERS INC           SHS             Y7542C106     344       30,000 SH        SHARED-DEFINED  (1), (2)    30,000
SEACOR HOLDINGS INC           COM             811904101   6,299       89,144 SH        SHARED-DEFINED  (1), (2)    89,144
SOUTHERN UN CO NEW            COM             844030106  12,635      578,000 SH        SHARED-DEFINED  (1), (2)   578,000



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